Financial risk management objectives and policies - Disclosure Of Sensitivity Analysis Of strengthening Weakening of the Currency Against USD Currency Would Impact ON Financial Instruments (Details) - Currency risk [member] - USD ($)
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial risk management objectives and policies
Increase (Decrease) in financial instrument due to Strengthening of the following currency against USD currency	$ 537,626	$ 619,813	$ 1,047,148
Increase (Decrease) in financial instrument due to Weakening of the following currency against USD currency	(537,626)	(619,813)	(1,047,148)
EGP to USD
Financial risk management objectives and policies
Increase (Decrease) in financial instrument due to Strengthening of the following currency against USD currency	191,279	232,797	471,056
Increase (Decrease) in financial instrument due to Weakening of the following currency against USD currency	(191,279)	(232,797)	(471,056)
KES to USD
Financial risk management objectives and policies
Increase (Decrease) in financial instrument due to Strengthening of the following currency against USD currency	52,186	43,250	35,975
Increase (Decrease) in financial instrument due to Weakening of the following currency against USD currency	(52,186)	(43,250)	(35,975)
EUR to USD
Financial risk management objectives and policies
Increase (Decrease) in financial instrument due to Strengthening of the following currency against USD currency	227,204	241,043	329,551
Increase (Decrease) in financial instrument due to Weakening of the following currency against USD currency	(227,204)	(241,043)	(329,551)
MYR to USD
Financial risk management objectives and policies
Increase (Decrease) in financial instrument due to Strengthening of the following currency against USD currency	1,269	1,235	1,069
Increase (Decrease) in financial instrument due to Weakening of the following currency against USD currency	(1,269)	(1,235)	(1,069)
ARS to USD
Financial risk management objectives and policies
Increase (Decrease) in financial instrument due to Strengthening of the following currency against USD currency	65,688	101,488	209,497
Increase (Decrease) in financial instrument due to Weakening of the following currency against USD currency	$ (65,688)	$ (101,488)	$ (209,497)